Digital Assets (Tables)	9 Months Ended
Mar. 31, 2025
Digital Assets
Schedule of digital assets
	March 31,	June 30,
	2025	2024
Approximate number of Solana Tokens held	359	-
Digital asset carrying value	$44,732	$-

Schedule of digital asset purchases, losses (gains)
	Three Months Ended
	March 31,
	2025	2024
Approximate number of Solana Tokens purchased	359	-
Digital asset purchases	$50,000	$-
Unrealized (loss) on digital assets	$(5,268)	$-
	Nine Months Ended
	March 31,
	2025	2024
Approximate number of Solana Tokens purchased	359	-
Digital asset purchases	$50,000	$-
Unrealized (loss) on digital assets	$(5,268)	$-